Effect of fluctuations in foreign currency exchange rates	12 Months Ended
Dec. 31, 2021
Disclosure of effect of changes in foreign exchange rates [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
Note 23	Effect of fluctuations in foreign currency exchange rates

(a)	Foreign currency exchange differences recognized in profit or loss and other comprehensive income:

Foreign currency exchange differences recognized in profit or loss and other comprehensive income	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Conversion foreign exchange gains (losses) recognized in the result of the year	(17,241)	(4,423)	(2,169)
Conversion foreign exchange reserves
Conversion foreign exchange reserves attributable to the owners of the controlling entity	3,656	14,176	562
Conversion foreign exchange reserves attributable to the non-controlling entity	584	(176)	225
Total	4,240	14,000	787

(b)	Reserves for foreign currency exchange differences:

As of December 31, 2021, and 2020, are detailed as follows:

Details	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Changes in equity generated by the equity method value through conversion:
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	(9)	(9)	(9)
Proinsa Ltda.	(10)	(10)	(10)
Comercial Agrorama Ltda.	155	(19)	33
Isapre Norte Grande Ltda.	(121)	(14)	(44)
Almacenes y Depósitos Ltda.	305	211	142
Sacal S.A.	(3)	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	(36)	(13)	(19)
Agrorama S.A.	628	92	231
Doktor Tarsa	-	-	(13,811)
SQM Vitas Fzco	(4,165)	(3,736)	(2,267)
Doctochem	-	-	7
SQM Eastmed Turkey	-	-	(155)
Ajay Europe	(1,413)	(693)	(1,449)
Coromandel SQM India	-	-	(431)
SQM Italia SRL	-	-	(236)
SQM Oceanía Pty Ltd.	(579)	(579)	(634)
SQM Indonesia S.A.	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.	372	372	372
SQM Holland B.V.	99	99	(197)
SQM Thailand Limited	(68)	(68)	(68)
SQM Europe	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd.	(1,732)	(4,052)	(4,035)
Pavoni & C. Spa	(153)	164	(185)
Terra Tarsa BV	-	-	116
Plantacote NV	-	-	(16)
Doktolab Tarim Arastirma San.	-	-	(54)
Kore Potash PLC (a)	-	(2,128)	(1,754)
SQM Colombia S.A.S.	(80)	(80)	(166)
Total	(7,913)	(11,569)	(25,745)
(c)	Functional and presentation currency

The functional currency of these companies corresponds to the currency of the country of origin of each entity, and its presentation currency is the dollar.

(d)	Reasons to use one presentation currency and a different functional currency

-	A relevant portion of the revenues of these subsidiaries are associated with the local currency.

-	The cost structure of these companies is affected by the local currency.